Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	€ 6	€ 15
Non-current assets	76	30
Total derivative assets	82	45
Within one year - current liabilities	(16)	(41)
Non-current liabilities	(1)	(18)
Total derivative liabilities	(17)	(59)
Net asset/(liability) arising on derivative financial instruments	65	(14)	€ 50
Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	1	2
Total derivative liabilities	(4)	(7)
Net asset/(liability) arising on derivative financial instruments	(3)	(5)
Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	75	27
Total derivative assets	75	27
Non-current liabilities		(16)
Total derivative liabilities		(16)
Net asset/(liability) arising on derivative financial instruments	75	11
Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	3
Total derivative assets	4	6
Non-current liabilities		(2)
Total derivative liabilities	(9)	(34)
Net asset/(liability) arising on derivative financial instruments	(5)	(28)
Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	2	10
Total derivative liabilities	(4)	(2)
Net asset/(liability) arising on derivative financial instruments	(2)	8
Within 1 year [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	6	15
Within one year - current liabilities	(16)	(41)
Within 1 year [member] | Derivatives Not Designated as Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	1	2
Within one year - current liabilities	(4)	(7)
Within 1 year [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	3	3
Within one year - current liabilities	(8)	(32)
Within 1 year [member] | Net Investment Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2	10
Within one year - current liabilities	(4)	(2)
Between1 and 2 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	2
Non-current liabilities	(1)	(2)
Between1 and 2 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	2
Non-current liabilities	(1)	(2)
Between 2 and 3 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		1
Between 2 and 3 years [member] | Cash Flow Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		1
Between 3 and 4 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	23
Between 3 and 4 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	23
Between 4 and 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		24
Between 4 and 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		24
After 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	52	3
Non-current liabilities		(16)
After 5 years [member] | Fair Value Hedges [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	€ 52	3
Non-current liabilities		€ (16)